Recurring Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 conversion option - USD ($)	4 Months Ended	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Schedule Of Changes In The Fair Value Of The Level3 Conversion Option Abstract
Balance		$ 1,098
Change in valuation inputs or other assumptions	1,098	(1,098)
Balance	$ 1,098